Document and Entity Information Document	Nov. 10, 2025
Document Information [Line Items]
Entity Address, Address Line One	14817 Oak Lane,
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Nov. 10, 2025
Entity Registrant Name	BankUnited, Inc.
City Area Code	305
Local Phone Number	569-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity File Number	001-35039
Entity Tax Identification Number	27-0162450
Entity Address, City or Town	Miami Lakes,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33016
Amendment Flag	false
Entity Central Index Key	0001504008
NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	BKU
Security Exchange Name	NYSE